Advances to and Investments in Unconsolidated Affiliates (Summarized Financial Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments in and Advances to Affiliates [Line Items]
Revenue	$ 19,207	$ 20,961	$ 4,925
Operating income	933	1,620	1,071
Net income	196	894	$ 577
Current assets	2,109	1,646
Property, plant and equipment, net	13,355	12,611
Other assets	6,557	5,485
Total assets	22,021	19,742
Current liabilities	2,547	1,517
Non-current liabilities	12,899	10,428
Equity	6,575	7,797
Total liabilities and equity	$ 22,021	$ 19,742